Borrowings - Schedule of Movement of Shareholder Loans (Details) - AUD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2024	Jun. 30, 2024
Schedule of Movement of Shareholder Loans [Abstract]
Opening Shareholder Loan balance		$ 1,923,000	$ 1,463,650
Interest accrued during the year	[1]	298,726	459,350
Closing Shareholder Loan balance		$ 2,221,726	$ 1,923,000

[1]	Interest accrued represent the six months interest accrued as at 31 December 2024 and twelve months interest accrued as at 30 June 2024.